Geographic Information	12 Months Ended
Dec. 31, 2024
Disclosure of geographical areas [abstract]
Geographic Information

14. Geographic information

a) Revenue presented below has been based on the geographic location of customers.

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Canada	63,314	59,104	62,320
Europe	7,892	6,117	6,531
Other	—	—	98
Total	71,206	65,221	68,949

b) Non-current assets presented below has been based on geographic location of the assets. Intangible assets are allocated based on the location of their legal registration.

	As at
	December 31, 2024	December 31, 2023
Canada	70,623	77,032
Europe	233	263
Other	16	46
Total	70,872	77,341